Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit

The following table presents the current and deferred income tax provision (benefit) for federal and state income taxes (in thousands):

	2018	2019
Current tax provision:
Federal	$—	$—
State	4	15

Total current tax provision	4	15
Deferred tax provision:
Federal	—	—
State	—	—

Total deferred tax provision	—	—
Total provision for income taxes:	$4	$15

Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of the expected tax computed at the U.S. statutory federal income tax rate to the total provision for income taxes at December 31 follows (in thousands):

	2018		2019
Expected tax at 21%	$(4,921)	21.0%	$(9,730)	21.0%
State income tax, net of federal tax	(1,581)	6.8%	(3,167)	6.8%
Limited liability company loss	8	-0.1%	4	-0.0%
Non-deductible expenses	187	-0.8%	164	-0.3%
Research credits	(1,145)	4.9%	(1,424)	3.1%
Other	191	-0.8%	(2)	0.0%
Change in valuation allowance	7,265	-31.0%	14,170	-30.6%

Provision for income taxes	$4	0.0%	$15	0.0%

Schedule of Deferred Tax Assets (Liabilities)

Significant components of our net deferred tax asset or liability at December 31, 2018 and 2019 are as follows (in thousands):

	2018	2019
Deferred tax assets
Net operating loss	$12,425	$25,053
Compensation	13	148
Deferred rent	5	—
ASC 842 lease liability	—	693
State tax	1	1
Research credits	2,079	3,503

Total gross deferred tax assets	14,523	29,398
Valuation allowance	(14,477)	(28,647)

Net deferred tax assets	46	751

Deferred tax liabilities
Depreciable assets	(46)	(97)
ASC 842 right of use asset	—	(654)
In-process research and development	(2,463)	(2,463)

Deferred tax liabilities	(2,509)	(3,214)

Net deferred tax liabilities	$(2,463)	$(2,463)

Reconciliation of Unrecognized Tax Benefits

The following table reconciles the beginning and ending amount of unrecognized tax benefits for the year ended December 31, 2018 and 2019 (in thousands):

	2018	2019
Gross unrecognized tax benefits at the beginning of the year	$325	$741
Additions from tax positions taken in the current year	416	383

Gross unrecognized tax benefits at end of the year	$741	$1,124